BB&T VARIABLE INSURANCE FUNDS
Supplement dated April 23, 2007
to the
Prospectus
dated May 1, 2006
and the
Statement of Additional Information
dated May 1, 2006
of the
BB&T Total Return Bond Variable Insurance Fund
Administrator
Shareholders are herby notified that as of April 23, 2007, BB&T Asset Management, Inc. (“BB&T Asset Management” or the “Administrator”), 434 Fayetteville Street Mall, Raleigh, NC 27601, serves as general manager and administrator to the BB&T Total Return Bond Variable Insurance Fund (the “Fund”), a series of BB&T Variable Insurance Funds (the “Trust”) pursuant to an Administration Agreement dated April 23, 2007 (the “Administration Agreement”). Under the Administration Agreement, the Administrator has agreed to perform or supervise the performance by others of administrative services performed in connection with the operations of the Trust and to assist in the selection of and conduct relations with custodians, depositories, accountants, legal counsel, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and persons in any other capacity deemed to be necessary or desirable for the Trust’s operations. The Administrator also has agreed to provide the Trust with regulatory reporting, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Trust and such other services as the Administrator shall, from time to time, determine to be necessary to perform its obligations under its Agreement.
For performing these services, the Administrator receives a fee that is calculated based upon average net assets of the Trust and the BB&T Funds. The fee shall be calculated at the annual rate of 0.110% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.075% applicable to the next $1 billion of average net assets, at the annual rate of 0.06% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.04% applicable to net assets in excess of $6 billion.
Sub-Administrator
Shareholders are hereby notified that as of April 23, 2007, PFPC Inc. (“PFPC” or the “Sub-Administrator” in this paragraph), 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-administrator to the Fund pursuant to a Sub-Administration Services Agreement dated April 23, 2007 (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, the Sub-Administrator performs certain administrative services for the Funds, for which it receives a fee, paid by the Administrator, that is calculated based upon average net assets of the Trust and the BB&T Funds. The fee shall be calculated at the annual rate of 0.045% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.0275%

1

applicable to the next $1 billion of average net assets, at the annual rate of 0.02% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.01% applicable to net assets in excess of $6 billion.
All references in the Fund’s Prospectus and Statement of Additional Information (“SAI”) to BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio, as the sub-administrator to the Trust are hereby deleted and replaced with PFPC.
Transfer Agent
Shareholders are hereby notified that as of April 23, 2007, PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as transfer agent and dividend disbursing agent to the Fund pursuant to a Transfer Agency and Blue Sky Services Agreement with the Trust.
All references in the Fund’s Prospectus and SAI to BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio, as transfer agent or dividend disbursing agent to the Trust are hereby deleted and replaced with PFPC.
Fund Accounting Services
Shareholders are hereby notified that as of April 23, 2007, PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, provides fund accounting services to the Fund pursuant to a Fund Accounting Agreement with the Trust.
All references in the Fund’s Prospectus and SAI to BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio, as fund accounting services provider to the Trust are hereby deleted and replaced with PFPC.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE
PROSPECTUS FOR FUTURE REFERENCE.

2

BB&T VARIABLE INSURANCE FUNDS
Supplement dated April 23, 2007
to the
Prospectus
dated May 1, 2006
and the
Statement of Additional Information
dated May 1, 2006
of the
BB&T Capital Manager Equity Variable Insurance Fund
Administrator
Shareholders are herby notified that as of April 23, 2007, BB&T Asset Management, Inc. (“BB&T Asset Management” or the “Administrator”), 434 Fayetteville Street Mall, Raleigh, NC 27601, serves as general manager and administrator to the BB&T Capital Manager Equity Variable Insurance Fund (the “Fund”), a series of BB&T Variable Insurance Funds (the “Trust”) pursuant to an Administration Agreement dated April 23, 2007 (the “Administration Agreement”). Under the Administration Agreement, the Administrator has agreed to perform or supervise the performance by others of administrative services performed in connection with the operations of the Trust and to assist in the selection of and conduct relations with custodians, depositories, accountants, legal counsel, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and persons in any other capacity deemed to be necessary or desirable for the Trust’s operations. The Administrator also has agreed to provide the Trust with regulatory reporting, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Trust and such other services as the Administrator shall, from time to time, determine to be necessary to perform its obligations under its Agreement.
For performing these services, the Administrator receives a fee that is calculated based upon average net assets of the Trust and the BB&T Funds. The fee shall be calculated at the annual rate of 0.110% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.075% applicable to the next $1 billion of average net assets, at the annual rate of 0.06% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.04% applicable to net assets in excess of $6 billion.
Sub-Administrator
Shareholders are hereby notified that as of April 23, 2007, PFPC Inc. (“PFPC” or the “Sub-Administrator” in this paragraph), 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-administrator to the Fund pursuant to a Sub-Administration Services Agreement dated April 23, 2007 (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, the Sub-Administrator performs certain administrative services for the Funds, for which it receives a fee, paid by the Administrator, that is calculated based upon average net assets of the Trust and the BB&T Funds. The fee shall be calculated at the annual rate of 0.045% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.0275%

1

applicable to the next $1 billion of average net assets, at the annual rate of 0.02% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.01% applicable to net assets in excess of $6 billion.
All references in the Fund’s Prospectus and Statement of Additional Information (“SAI”) to BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio, as the sub-administrator to the Trust are hereby deleted and replaced with PFPC.
Transfer Agent
Shareholders are hereby notified that as of April 23, 2007, PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as transfer agent and dividend disbursing agent to the Fund pursuant to a Transfer Agency and Blue Sky Services Agreement with the Trust.
All references in the Fund’s Prospectus and SAI to BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio, as transfer agent or dividend disbursing agent to the Trust are hereby deleted and replaced with PFPC.
Fund Accounting Services
Shareholders are hereby notified that as of April 23, 2007, PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, provides fund accounting services to the Fund pursuant to a Fund Accounting Agreement with the Trust.
All references in the Fund’s Prospectus and SAI to BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio, as fund accounting services provider to the Trust are hereby deleted and replaced with PFPC.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE
PROSPECTUS FOR FUTURE REFERENCE.

2

BB&T VARIABLE INSURANCE FUNDS
Supplement dated April 23, 2007
to the
Prospectus
dated May 1, 2006
and the
Statement of Additional Information
dated May 1, 2006
of the
BB&T Large Cap Variable Insurance Fund
Administrator
Shareholders are herby notified that as of April 23, 2007, BB&T Asset Management, Inc. (“BB&T Asset Management” or the “Administrator”), 434 Fayetteville Street Mall, Raleigh, NC 27601, serves as general manager and administrator to the BB&T Large Cap Variable Insurance Fund (the “Fund”), a series of BB&T Variable Insurance Funds (the “Trust”) pursuant to an Administration Agreement dated April 23, 2007 (the “Administration Agreement”). Under the Administration Agreement, the Administrator has agreed to perform or supervise the performance by others of administrative services performed in connection with the operations of the Trust and to assist in the selection of and conduct relations with custodians, depositories, accountants, legal counsel, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and persons in any other capacity deemed to be necessary or desirable for the Trust’s operations. The Administrator also has agreed to provide the Trust with regulatory reporting, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Trust and such other services as the Administrator shall, from time to time, determine to be necessary to perform its obligations under its Agreement.
For performing these services, the Administrator receives a fee that is calculated based upon average net assets of the Trust and the BB&T Funds. The fee shall be calculated at the annual rate of 0.110% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.075% applicable to the next $1 billion of average net assets, at the annual rate of 0.06% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.04% applicable to net assets in excess of $6 billion.
Sub-Administrator
Shareholders are hereby notified that as of April 23, 2007, PFPC Inc. (“PFPC” or the “Sub-Administrator” in this paragraph), 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-administrator to the Fund pursuant to a Sub-Administration Services Agreement dated April 23, 2007 (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, the Sub-Administrator performs certain administrative services for the Funds, for which it receives a fee, paid by the Administrator, that is calculated based upon average net assets of the Trust and the BB&T Funds. The fee shall be calculated at the annual rate of 0.045% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.0275%

1

applicable to the next $1 billion of average net assets, at the annual rate of 0.02% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.01% applicable to net assets in excess of $6 billion.
All references in the Fund’s Prospectus and Statement of Additional Information (“SAI”) to BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio, as the sub-administrator to the Trust are hereby deleted and replaced with PFPC.
Transfer Agent
Shareholders are hereby notified that as of April 23, 2007, PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as transfer agent and dividend disbursing agent to the Fund pursuant to a Transfer Agency and Blue Sky Services Agreement with the Trust.
All references in the Fund’s Prospectus and SAI to BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio, as transfer agent or dividend disbursing agent to the Trust are hereby deleted and replaced with PFPC.
Fund Accounting Services
Shareholders are hereby notified that as of April 23, 2007, PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, provides fund accounting services to the Fund pursuant to a Fund Accounting Agreement with the Trust.
All references in the Fund’s Prospectus and SAI to BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio, as fund accounting services provider to the Trust are hereby deleted and replaced with PFPC.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE
PROSPECTUS FOR FUTURE REFERENCE.

2

BB&T VARIABLE INSURANCE FUNDS
Supplement dated April 23, 2007
to the
Prospectus
dated May 1, 2006
and the
Statement of Additional Information
dated May 1, 2006
of the
BB&T Mid Cap Growth Variable Insurance Fund
Administrator
Shareholders are herby notified that as of April 23, 2007, BB&T Asset Management, Inc. (“BB&T Asset Management” or the “Administrator”), 434 Fayetteville Street Mall, Raleigh, NC 27601, serves as general manager and administrator to the BB&T Mid Cap Growth Variable Insurance Fund (the “Fund”), a series of BB&T Variable Insurance Funds (the “Trust”) pursuant to an Administration Agreement dated April 23, 2007 (the “Administration Agreement”). Under the Administration Agreement, the Administrator has agreed to perform or supervise the performance by others of administrative services performed in connection with the operations of the Trust and to assist in the selection of and conduct relations with custodians, depositories, accountants, legal counsel, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and persons in any other capacity deemed to be necessary or desirable for the Trust’s operations. The Administrator also has agreed to provide the Trust with regulatory reporting, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Trust and such other services as the Administrator shall, from time to time, determine to be necessary to perform its obligations under its Agreement.
For performing these services, the Administrator receives a fee that is calculated based upon average net assets of the Trust and the BB&T Funds. The fee shall be calculated at the annual rate of 0.110% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.075% applicable to the next $1 billion of average net assets, at the annual rate of 0.06% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.04% applicable to net assets in excess of $6 billion.
Sub-Administrator
Shareholders are hereby notified that as of April 23, 2007, PFPC Inc. (“PFPC” or the “Sub-Administrator” in this paragraph), 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-administrator to the Fund pursuant to a Sub-Administration Services Agreement dated April 23, 2007 (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, the Sub-Administrator performs certain administrative services for the Funds, for which it receives a fee, paid by the Administrator, that is calculated based upon average net assets of the Trust and the BB&T Funds. The fee shall be calculated at the annual rate of 0.045% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.0275%

1

applicable to the next $1 billion of average net assets, at the annual rate of 0.02% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.01% applicable to net assets in excess of $6 billion.
All references in the Fund’s Prospectus and Statement of Additional Information (“SAI”) to BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio, as the sub-administrator to the Trust are hereby deleted and replaced with PFPC.
Transfer Agent
Shareholders are hereby notified that as of April 23, 2007, PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as transfer agent and dividend disbursing agent to the Fund pursuant to a Transfer Agency and Blue Sky Services Agreement with the Trust.
All references in the Fund’s Prospectus and SAI to BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio, as transfer agent or dividend disbursing agent to the Trust are hereby deleted and replaced with PFPC.
Fund Accounting Services
Shareholders are hereby notified that as of April 23, 2007, PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, provides fund accounting services to the Fund pursuant to a Fund Accounting Agreement with the Trust.
All references in the Fund’s Prospectus and SAI to BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio, as fund accounting services provider to the Trust are hereby deleted and replaced with PFPC.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE
PROSPECTUS FOR FUTURE REFERENCE.

2

BB&T VARIABLE INSURANCE FUNDS
Supplement dated April 23, 2007
to the
Prospectus
dated May 1, 2006
and the
Statement of Additional Information
dated May 1, 2006
of the
BB&T Special Opportunities Equity Variable Insurance Fund
Administrator
Shareholders are herby notified that as of April 23, 2007, BB&T Asset Management, Inc. (“BB&T Asset Management” or the “Administrator”), 434 Fayetteville Street Mall, Raleigh, NC 27601, serves as general manager and administrator to the BB&T Special Opportunities Equity Variable Insurance Fund (the “Fund”), a series of BB&T Variable Insurance Funds (the “Trust”) pursuant to an Administration Agreement dated April 23, 2007 (the “Administration Agreement”). Under the Administration Agreement, the Administrator has agreed to perform or supervise the performance by others of administrative services performed in connection with the operations of the Trust and to assist in the selection of and conduct relations with custodians, depositories, accountants, legal counsel, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and persons in any other capacity deemed to be necessary or desirable for the Trust’s operations. The Administrator also has agreed to provide the Trust with regulatory reporting, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Trust and such other services as the Administrator shall, from time to time, determine to be necessary to perform its obligations under its Agreement.
For performing these services, the Administrator receives a fee that is calculated based upon average net assets of the Trust and the BB&T Funds. The fee shall be calculated at the annual rate of 0.110% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.075% applicable to the next $1 billion of average net assets, at the annual rate of 0.06% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.04% applicable to net assets in excess of $6 billion.
Sub-Administrator
Shareholders are hereby notified that as of April 23, 2007, PFPC Inc. (“PFPC” or the “Sub-Administrator” in this paragraph), 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-administrator to the Fund pursuant to a Sub-Administration Services Agreement dated April 23, 2007 (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, the Sub-Administrator performs certain administrative services for the Funds, for which it receives a fee, paid by the Administrator, that is calculated based upon average net assets of the Trust and the BB&T Funds. The fee shall be calculated at the annual rate of 0.045% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.0275%

1

applicable to the next $1 billion of average net assets, at the annual rate of 0.02% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.01% applicable to net assets in excess of $6 billion.
All references in the Fund’s Prospectus and Statement of Additional Information (“SAI”) to BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio, as the sub-administrator to the Trust are hereby deleted and replaced with PFPC.
Transfer Agent
Shareholders are hereby notified that as of April 23, 2007, PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as transfer agent and dividend disbursing agent to the Fund pursuant to a Transfer Agency and Blue Sky Services Agreement with the Trust.
All references in the Fund’s Prospectus and SAI to BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio, as transfer agent or dividend disbursing agent to the Trust are hereby deleted and replaced with PFPC.
Fund Accounting Services
Shareholders are hereby notified that as of April 23, 2007, PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, provides fund accounting services to the Fund pursuant to a Fund Accounting Agreement with the Trust.
All references in the Fund’s Prospectus and SAI to BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio, as fund accounting services provider to the Trust are hereby deleted and replaced with PFPC.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE
PROSPECTUS FOR FUTURE REFERENCE.

2